Schedule of Principal Repayment Percentage per Six-month Period (Detail)	12 Months Ended
Dec. 31, 2017
Restructuring Option One | 0 to 10th
Schedule of Principal Repayment Percentage [Line Items]
Percentage of the amount to be repaid per six-month period	0.00%
Restructuring Option One | 11th to 20th
Schedule of Principal Repayment Percentage [Line Items]
Percentage of the amount to be repaid per six-month period	2.00%
Restructuring Option One | 21st to 33rd
Schedule of Principal Repayment Percentage [Line Items]
Percentage of the amount to be repaid per six-month period	5.70%
Restructuring Option One | 34th
Schedule of Principal Repayment Percentage [Line Items]
Percentage of the amount to be repaid per six-month period	5.90%
Restructuring Option Two | 0 to 10th
Schedule of Principal Repayment Percentage [Line Items]
Percentage of the amount to be repaid per six-month period	0.00%
Restructuring Option Two | 11th to 20th
Schedule of Principal Repayment Percentage [Line Items]
Percentage of the amount to be repaid per six-month period	2.00%
Restructuring Option Two | 21st to 33rd
Schedule of Principal Repayment Percentage [Line Items]
Percentage of the amount to be repaid per six-month period	5.70%
Restructuring Option Two | 34th
Schedule of Principal Repayment Percentage [Line Items]
Percentage of the amount to be repaid per six-month period	5.90%
Restructuring Option Three | 0 to 12th | Unqualified Bonds
Schedule of Principal Repayment Percentage [Line Items]
Percentage of the amount to be repaid per six-month period	0.00%
Restructuring Option Three | 13th to 18th | Unqualified Bonds
Schedule of Principal Repayment Percentage [Line Items]
Percentage of the amount to be repaid per six-month period	4.00%
Restructuring Option Three | 19th to 23rd | Unqualified Bonds
Schedule of Principal Repayment Percentage [Line Items]
Percentage of the amount to be repaid per six-month period	12.66%
Restructuring Option Three | 24th | Unqualified Bonds
Schedule of Principal Repayment Percentage [Line Items]
Percentage of the amount to be repaid per six-month period	12.70%